Other income (expense)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other income (expense)

Note 8	Other income (expense)

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans		278	(51)
Early debt redemption costs	25	(53)	(50)
Equity (losses) gains from investments in associates and joint ventures	20
(Loss) gain on investment		(49)	43
Operations		(46)	(38)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(24)	(83)
(Losses) gains on investments		(6)	3
Other		60	(18)
Total other income (expense)		160	(194)

Equity (losses) gains from investments in associates and joint ventures
We recorded a (loss) gain on investment of ($49 million) and $43 million in 2021 and 2020, respectively, related to equity (losses) gains on our share of an obligation to repurchase at fair value the minority interest in one of BCE’s joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.

Losses on retirements and disposals of property, plant and equipment and intangible assets
In 2020, we recorded a loss of $45 million due to a change in strategic direction related to the ongoing development of some of our TV platform assets under construction.